Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Current and deferred components of income tax expense

	2012	2011	2010
Current	$(2,182)	$2,153	$(2,179)
Deferred	(9,737)	(37,787)	(71,185)
Deferred tax asset valuation allowance	9,737	37,787	71,185

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

Provisions for income taxes

	2012	2011	2010
Federal income tax benefit, at statutory rate	$(9,546)	$(33,761)	$(74,387)
Change resulting from:
State income tax, net of federal benefit	(529)	(1,859)	(2,459)
Valuation allowance of deferred tax assets	9,737	37,787	71,185
Dividends and tax-exempt interest	10	—	(22)
Officers’ life insurance	(299)	(432)	(428)
Benefit from NOL carryback	(2,182)	—	—
Other	627	418	3,932

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

Components of the Company's deferred tax assets and liabilities

	2012	2011
Deferred tax assets:
Allowance for loan losses	$99,589	$140,303
Federal net operating loss carryforward	55,615	8,964
State net operating loss carryforward	3,265	552
AMT carryforward	502	502
Impairment of securities and other assets	16,021	14,890
Nonaccrual loan interest	13,309	14,362
Accrued expenses	806	827
Nonqualified deferred compensation	1,040	1,086

Total deferred tax assets before valuation allowance	190,147	181,486
Valuation allowance	(173,038)	(163,639)

Total deferred tax assets	17,109	17,847

Deferred tax liabilities:
Prepaid expenses	708	836
Deferred loan costs	880	548
Fair value adjustment to net assets acquired in business combinations	10,535	11,386
Unrealized gain on securities available for sale	2,526	2,348
Depreciation	2,388	2,653
Other	72	76

Total deferred tax liabilities	17,109	17,847

Net deferred tax asset	$—	$—